Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.29

Exception Detail
Run Date -XXX
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXX	XXX	2025960557	XXX	XXX	XXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			XXX			A	1	XXX	XXX	XXX	XXX	C	A	A	A	C	A	A	A		Non-QM	1
XXX	XXX	2025960557	XXX	XXX	XXX	Compliance	Compliance		Compliance - XXX- Payee Name missing or incorrect		XXX dated XXX payee name in section XXX for Transfer Fee is XXX. Provide XXX showing correct payee name for the Transfer Fee.	Information provided			XXX			A	1	XXX	XXX	XXX	XXX	C	A	A	A	C	A	A	A		Non-QM	1